Condensed Consolidated Interim Statements of Cash Flows $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)
Operating activities
Net profit (loss) for the year	$ (20,650,375)	$ (7,848,142)	$ 7,896,265	$ (14,693,465)	$ (226,559,288)	$ (9,275,962)	$ (4,100,782)
Items not affecting cash
Share-based compensation	4,477,355	263,214	9,676,164	1,009,385	3,982,943	332,634	97,258
Listing fee					152,719,009	0	0
Depreciation	1,986,776	605,621	3,820,851	1,132,999	2,899,350	1,095,250	183,862
Amortization of government grants	0	(51,977)	0	(66,039)	(92,926)	(2,226,910)	(640,350)
Loss on disposal of assets	0	0	0	13,399	13,399	106,946	0
Foreign exchange (gain) loss on translation	(95,694)	341,977	(457,908)	661,757	677,479	(390,901)	(33,845)
Fair value (gain) loss on financial instruments	(2,861,556)	1,924,346	(53,733,121)	1,924,346	38,254,469	84,454	0
Share-based professional fees					0	455,055	0
Interest and accretion on convertible debt	1,942,755	0	5,208,363	0	1,129,680	9,931	60,337
Cash flows from (used in) operations before changes in working capital	(15,200,739)	(4,764,961)	(27,589,386)	(10,017,618)	(26,975,885)	(9,809,503)	(4,433,520)
Changes in non-cash working capital items
Accounts receivable	(5,685,871)	(5,797)	(7,428,564)	(842,345)	(3,501,401)	(538,854)	(29,630)
Other receivables	(853,606)	174,968	(591,285)	(19,031)	(654,216)	471,304	(466,915)
Prepayments and deposits	299,464	(4,235,085)	2,370,660	(4,450,774)	(7,990,108)	(633,824)	(215,537)
Inventory	(489,162)	(646,079)	(2,172,402)	(603,696)	(1,017,813)	(133,438)	(46,556)
Accounts payable and accrued liabilities	4,729,463	3,782,666	(3,224,360)	3,311,236	12,262,063	3,215,386	624,090
Total	(17,200,451)	(5,694,288)	(38,635,337)	(12,622,228)	(27,877,360)	(7,428,929)	(4,568,068)
Investing activity
Purchases of plant and equipment	(6,072,361)	(2,482,161)	(15,482,102)	(5,098,250)	(18,220,339)	(5,107,663)	(998,069)
Prepaid equipment deposits	(6,844,282)	(369,839)	(19,845,963)	(369,839)
Prepaid construction charges	(12,078,697)	0	(12,078,697)	0
Proceeds from disposal of plant and equipment	0	0	0	16,866	16,866
Net cash used in investing activities	(24,995,340)	(2,852,000)	(47,406,762)	(5,451,223)	(18,203,473)	(5,107,663)	(998,069)
Financing activities
Proceeds from private share issuance, net of share issue costs	0	0	0	21,620,000	21,620,000	6,481,381	5,379,860
Proceeds from public share issuance, net of share issue costs					525,329,273	0	0
Proceeds from exercise of stock options					169,105
Proceeds from exercise of warrants	0	0	65,180	0	1,150
Proceeds from loans payable	0	1,588,020	0	3,091,220	10,091,220	2,153,110	86,572
Proceeds from government grants	0	51,977	0	66,039	92,926	1,182,599	1,697,794
Proceeds from convertible debt					98,400,263
Capital contribution from the holders of non-controlling interest	330,000	0	330,000	0
Repayment of lease liabilities	(1,059,229)	(167,429)	(1,892,563)	(326,722)	(884,024)	(387,508)	0
Repayment of loans payable	(1,548)	(413,748)	(3,083)	(714,741)	(12,544,339)	(12,881)	0
Net cash used in financing activities	(730,777)	1,058,820	(1,500,466)	23,735,796	642,275,574	9,416,701	7,164,226
Net change in cash and cash equivalents	(42,926,568)	(7,487,468)	(87,542,565)	5,662,345	596,194,741	(3,119,891)	1,598,089
Cash and cash equivalents, beginning of period	552,242,301	13,813,370	596,858,298	663,557	663,557	3,783,449	2,185,360
Cash and cash equivalents, end of period	509,315,733	6,325,902	509,315,733	6,325,902	596,858,298	663,557	3,783,449
Non-cash investing activities
Accrual for purchase of plant and equipment					2,074,681	0	0
Non cash purchase of plant and equipment					2,084,235	0	0
Purchase of plant and equipment in payables and accruals	23,579,072	1,775,352	29,681,735	2,632,909
Non-cash financing activities
Equity issued for non-cash costs	0	0	0	455,055	$ 0	$ 947,464	$ 118,759
Interest paid	$ 508,530	$ 244,645	$ 984,164	$ 495,334